VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts and classifications of consolidated VIE's assets and liabilities, excluding intercompany balances

	At December 31,	At December 31,
	2022	2023
	$	$
Cash	15,903	10,478
Project assets	320,460	109,144
Other assets	30,163	40,340
Total assets	366,526	159,962

Short-term borrowings	191,792	73,131
Long-term borrowings	49,675	16,956
Other liabilities	26,366	27,376
Total liabilities	267,833	117,463